UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6499

Name of Fund:  MuniYield California Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 -  Schedule of Investments


MuniYield California Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
California - 147.3%   $  1,730   ABAG Finance Authority for Nonprofit Corporations, California, Revenue Refunding
                                 Bonds (Redwood Senior Homes and Services), 6% due 11/15/2022                          $    1,872

                         3,975   Antioch Area Public Facilities Financing Agency, California, Special Tax
                                 (Community Facilities District Number 1989-1), 5.70% due 8/01/2009 (a)(f)                  4,324

                         2,820   Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds (Community Development Project Loan), Series A, 6% due 8/01/2023 (a)       2,834

                         2,500   Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                 5.80% due 4/01/2017 (b)                                                                    2,595

                         5,000   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 RIB, Series 26, 7.67% due 6/01/2022 (d)(h)                                                 5,640

                         1,490   California Health Facilities Financing Authority, Revenue Refunding Bonds (Pomona
                                 Valley Hospital Medical Center), Series A, 5.625% due 7/01/2019 (b)                        1,563

                         4,990   California Infrastructure and Economic Development Bank Revenue Bonds (J. David
                                 Gladstone Institute Project), 5.50% due 10/01/2022                                         5,271

                         3,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025                3,113

                         1,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series C, 5.125% due 11/01/2023                1,019

                         7,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Refunding Bonds (Waste Management Inc. Project), AMT, Series B, 5% due 7/01/2027           6,963

                            60   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                 (Mortgage Backed Securities Program), AMT, Series B, 6.15% due 6/01/2020 (c)                  60

                         4,500   California State Department of Water Resources, Power Supply Revenue Bonds,
                                 Series A, 5.75% due 5/01/2012 (f)                                                          5,086

                         5,000   California State Department of Water Resources Revenue Bonds (Central Valley
                                 Project), 5.25% due 7/01/2022                                                              5,088

                         3,790   California State, GO, Refunding, 5.75% due 5/01/2010 (f)                                   4,162

                         1,635   California State, GO, Refunding, 5.25% due 2/01/2029                                       1,718

                         2,000   California State, GO, Refunding, 5.25% due 2/01/2030                                       2,101

                         4,210   California State, GO, Refunding, 5.75% due 5/01/2030                                       4,568

                         2,785   California State, GO, Refunding (Veterans), AMT, Series BJ, 5.70% due 12/01/2032           2,859

                         2,000   California State Public Works Board, Lease Revenue Bonds (California State
                                 University), Series C, 5.40% due 10/01/2022 (b)                                            2,097

                         5,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.50% due 6/01/2023                                                              5,399


Portfolio Abbreviations


To simplify the listings of MuniYield California Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
ROLS       Reset Option Long Securities
S/F        Single-Family



MuniYield California Fund, Inc.


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
California           $   6,645   California State Public Works Board, Lease Revenue Bonds (Department of Health
(concluded)                      Services), Series A, 5.75% due 11/01/2009 (b)(f)                                      $    7,254

                        17,000   California State Public Works Board, Lease Revenue Bonds (Various Community
                                 College Projects), Series A, 5.625% due 3/01/2016 (a)                                     17,374

                         4,730   California State, Various Purpose, GO, 5.50% due 4/01/2030                                 5,179

                         6,850   California State, Various Purpose, GO, 5.50% due 11/01/2033                                7,469

                         5,250   California Statewide Communities Development Authority, COP (John Muir/Mount Diablo
                                 Health System), 5.125% due 8/15/2022 (b)                                                   5,472

                         3,270   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              3,607

                         3,000   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 5.50% due 10/01/2033                           3,130

                         2,380   California Statewide Communities Development Authority, Water Revenue Bonds
                                 (Pooled Financing Program), Series C, 5.25% due 10/01/2028 (d)                             2,523

                         2,000   Chico, California, Redevelopment Agency, Tax Allocation Bonds (Chico Amended
                                 and Merged Redevelopment Project), 5% due 4/01/2027 (a)                                    2,092

                         2,000   Chino Basin, California, Regional Financing Authority Revenue Bonds (Inland
                                 Empire Utility Agency Sewer Project), 5.75% due 11/01/2009 (b)(f)                          2,188

                         5,500   Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B,
                                 5% due 12/01/2027                                                                          5,573

                         2,705   Contra Costa County, California, Public Financing Lease Revenue Refunding Bonds
                                 (Various Capital Facilities), Series A, 5.30% due 8/01/2020 (b)                            2,845

                         4,780   Corona, California, Department of Water and Power, COP, 5% due 9/01/2035 (b)               4,938

                         3,750   Cucamonga, California, County Water District, COP, 5.125% due 9/01/2035 (e)                3,871

                         2,500   Davis, California, Joint Unified School District, Community Facilities District,
                                 Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (b)                             2,553

                         2,700   Elk Grove, California, Unified School District, Special Tax Bonds (Community
                                 Facilities District Number 1), 5% due 12/01/2035 (b)                                       2,808

                         4,000   Fremont, California, Unified School District, Alameda County, GO (Election of 2002),
                                 Series B, 5% due 8/01/2030 (d)                                                             4,185

                         4,650   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                             5,567

                         5,595   Grossmont-Cuyamaca Community College District, California, GO (Election of 2002),
                                 Series B, 5% due 8/01/2029 (e)                                                             5,862

                         5,025   Indio, California, Water Authority, Water Enterprise Revenue Bonds, 5.125% due
                                 4/01/2030 (a)                                                                              5,329

                        14,915   Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                                 (Civic Recreation Industrial), Series 1, 5.50% due 5/01/2021 (b)                          15,523

                         5,000   Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                                 (Civic-Recreational-Industrial Redevelopment Project Number 1), 5.50% due 5/01/2020 (b)    5,205

                         3,010   La Quinta, California, Financing Authority, Local Agency Tax Allocation and Revenue
                                 Refunding Bonds, Bonds, ROLS, Series II-R-412X, 7.111% due 9/01/2034 (a)(h)                3,290

                         2,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due
                                 11/01/2031 (a)                                                                             2,227

                         2,000   Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 6% due
                                 8/01/2015                                                                                  2,045

                         6,000   Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 5.375%
                                 due 11/01/2023                                                                             6,127

                         4,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7,
                                 9.065% due 11/01/2026 (b)(h)                                                               4,240

                         7,000   Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5% due 6/01/2023 (e)   7,288

                         4,500   Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Subordinate
                                 Series A, 5% due 6/01/2027 (b)                                                             4,687

                         3,780   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                 Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                 7/01/2027 (a)                                                                              3,974

                         5,000   Los Angeles County, California, Public Works Financing Authority, Lease Revenue Bonds
                                 (Multiple Capital Facilities Project VI), Series A, 5.625% due 5/01/2010 (a)(f)            5,443

                         3,735   Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                                 Refunding Bonds (Master Refunding Project), Series A, 5% due 12/01/2028 (b)                3,891

                         2,305   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                 Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due
                                 10/01/2025 (e)                                                                             2,435

                         2,550   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                 Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due
                                 10/01/2030 (e)                                                                             2,669

                         1,375   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                 Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due
                                 10/01/2034 (e)                                                                             1,432

                         1,000   Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series
                                 A, 5% due 7/01/2030 (d)                                                                    1,046

                         8,705   Modesto, California, Wastewater Treatment Facilities Revenue Bonds, 5.625%
                                 due 11/01/2007 (b)(f)                                                                      9,143

                         7,570   Morgan Hill, California, Unified School District, GO, 5%** due 8/01/2026 (e)               2,914

                         8,595   Napa Valley, California, Community College District, Capital Appreciation, GO
                                 (Election of 2002), Series B, 5.16%** due 8/01/2024 (b)                                    3,639

                         1,750   North City-West, California, School Facilities Financing Authority, Special Tax
                                 Refunding Bonds, Series B, 5.75% due 9/01/2015 (d)                                         1,810

                         4,240   Oakland, California, Alameda County Unified School District, GO (Election of 2000),
                                 5% due 8/01/2027 (b)                                                                       4,443

                         3,290   Oakland, California, Alameda County Unified School District, GO, Series F, 5.50%
                                 due 8/01/2017 (b)                                                                          3,552

                         3,770   Oakland, California, Alameda County Unified School District, GO, Series F, 5.50%
                                 due 8/01/2018 (b)                                                                          4,071

                        11,395   Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds (Oakland
                                 Administration Buildings), 5.75% due 8/01/2006 (a)(f)                                     11,766

                         2,000   Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds (Oakland
                                 Administration Buildings), 5.90% due 8/01/2006 (a)(f)                                      2,067

                         5,250   Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (e)                  5,385

                         3,000   Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                 Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (e)                           3,192

                         1,000   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                            1,099

                         2,000   Peralta, California, Community College District, GO (Election of 2000), Series D,
                                 5% due 8/01/2030 (d)                                                                       2,091

                         1,750   Pleasant Valley, California, School District, Ventura County, GO, Series C, 5.75%
                                 due 8/01/2025 (b)(g)                                                                       1,875

                         2,255   Pomona, California, Public Financing Authority, Revenue Refunding Bonds (Merged
                                 Redevelopment Project), Series A1, 5.75% due 2/01/2034                                     2,312

                        10,600   Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due
                                 11/01/2017 (b)                                                                            11,172

                         5,808   Port of Oakland, California, RIB, Refunding, AMT, Series 717X, 7.46% due
                                 11/01/2027 (e)(h)                                                                          6,540

                         4,315   Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                 (Rancho Redevelopment Project), 5.25% due 9/01/2020 (d)                                    4,586

                         2,345   Richmond, California, Redevelopment Agency, Tax Allocation, Refunding Bonds (Harbour
                                 Redevelopment Project), Series A, 5.50% due 7/01/2018 (b)                                  2,501

                         5,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                                 Series L, 5.125% due 7/01/2022 (b)                                                         5,207

                         8,000   Sacramento, California, Municipal Utility District Financing Authority, Revenue Bonds,
                                 DRIVERS, Series 1237Z, 6.926% due 1/01/2014 (b)(h)                                         9,043

                         6,775   Sacramento County, California, Sanitation District Financing Authority, Revenue
                                 Refunding Bonds (County Sanitation District Number 1), 5% due 8/01/2035 (b)                7,061

                         3,455   Sacramento County, California, Sanitation District Financing Authority, Revenue
                                 Refunding Bonds, Series A, 5.60% due 12/01/2017                                            3,496

                        10,100   San Bernardino, California, City Unified School District, GO, Refunding, Series A,
                                 5.875% due 8/01/2009 (e)(f)                                                               11,044

                         3,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                 (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (b)                   3,065

                         4,000   San Bernardino County, California, Redevelopment Agency, Tax Allocation Refunding
                                 Bonds (San Sevaine Redevelopment Project), Series A, 5% due 9/01/2035 (i)                  4,070

                         1,665   San Diego, California, Community College District, GO (Election of 2002), 5% due
                                 5/01/2030 (d)                                                                              1,740

                         3,600   San Diego, California, Unified School District, GO (Election of 1998), Series F,
                                 5% due 7/01/2029 (d)                                                                       3,756

                         5,010   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                                 5% due 5/01/2031 (d)                                                                       5,213

                         6,000   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, Series A, 5% due 7/01/2030 (b)                                            6,275

                         5,430   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, Series A, 5% due 7/01/2034 (b)                                            5,660

                         1,720   San Francisco, California, City and County Educational Facilities, GO (Community
                                 College), Series A, 5.75% due 6/15/2019                                                    1,844

                         1,310   San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75%
                                 due 6/15/2019                                                                              1,404

                         4,615   San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (b)                4,779

                        10,005   San Jose-Evergreen, California, Community College District, Capital Appreciation,
                                 GO (Election of 2004), Refunding, Series A, 5.12%** due 9/01/2023 (b)                      4,206

                         5,000   San Jose-Evergreen, California, Community College District, Capital Appreciation, GO
                                 (Election of 2004), Refunding, Series A, 5.33%** due 9/01/2028 (b)                         1,587

                         5,000   San Juan, California, Unified School District, GO (Election of 2002), 5% due
                                 8/01/2028 (b)                                                                              5,200

                         5,040   San Ysidro, California, School District, Capital Appreciation, GO (Election of 1997),
                                 Series D, 5.249%** due 8/01/2027 (e)                                                       1,833

                         2,020   Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021 (e)              2,186

                         3,500   Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds (John
                                 Burns Gardens Apartments Project), AMT, Series A, 6% due 8/01/2041                         3,605

                         1,170   Santa Clarita, California, Community College District, GO (Election 2001), 5% due
                                 8/01/2028 (d)                                                                              1,227

                         8,315   Santa Monica, California, Community College District, GO (Election of 2002),
                                 Refunding, Series C, 5.07%** due 8/01/2028 (b)                                             2,713

                         4,000   Santa Monica, California, Community College District, GO (Election of 2004),
                                 Series A, 5% due 5/01/2030 (b)                                                             4,180

                         4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                 Recovery Redevelopment Project), 6% due 7/01/2029 (a)                                      4,335

                         2,500   Sequoia, California, Unified High School District, GO, Refunding, 5% due 7/01/2028 (d)     2,631

                         6,875   Sonoma County, California, Junior College District, GO (Election 2002), Refunding,
                                 Series B, 5% due 8/01/2028 (d)                                                             7,214

                         2,265   South Bayside, California, Waste Management Authority, Waste System Revenue Bonds,
                                 5.75% due 3/01/2020 (a)                                                                    2,458

                         6,750   South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds
                                 (South Tahoe Redevelopment Project Area Number 1), Series A, 5% due 10/01/2028 (a)         7,044

                         1,600   Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                                 Capital Improvement Projects), Series A, 5% due 10/01/2031 (b)                             1,670

                         3,235   Taft, California, Public Financing Authority, Lease Revenue Bonds (Community
                                 Correctional Facility), Series A, 6.05% due 1/01/2017 (b)                                  3,346

                         1,310   Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical
                                 Center), Series A, 6% due 6/01/2022                                                        1,430

                         1,000   Ventura, California, Unified School District, GO (Election of 1997), Series H, 5.125%
                                 due 8/01/2034 (d)                                                                          1,048

                         2,740   Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                                 Project), 5.50% due 4/01/2008 (f)                                                          2,866

                         1,250   Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                                 Project), 5.50% due 4/01/2008 (f)                                                          1,308

                         5,000   Vista, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds,
                                 5.625% due 5/01/2016 (b)                                                                   5,239

                         5,055   West Contra Costa, California, Unified School District, Capital Appreciation, GO
                                 (Election of 2002), Series C, 4.849%** due 8/01/2027 (e)                                   1,849


Puerto Rico - 4.2%       2,140   Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Bonds,
                                 Series Y, 5.50% due 7/01/2006 (b)(f)                                                       2,192

                         9,750   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.66%** due 7/01/2033 (e)                            2,690

                         9,750   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.77%** due 7/01/2043 (a)                            1,666

                         6,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                 7/01/2029                                                                                  6,704


U.S. Virgin              3,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.1%                   Project), AMT, 6.50% due 7/01/2021                                                         3,389

                                 Total Municipal Bonds (Cost - $465,095) - 152.6%                                         483,304


                        Shares
                          Held   Short-Term Securities
                         1,741   CMA California Municipal Money Fund (j)                                                    1,741

                                 Total Short-Term Securities (Cost - $1,741) - 0.5%                                         1,741

                                 Total Investments (Cost - $466,836*) - 153.1%                                            485,045
                                 Other Assets Less Liabilities - 2.1%                                                       6,763
                                 Preferred Stock, at Redemption Value - (55.2%)                                         (175,050)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $  316,758
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      466,987
                                              ==============
    Gross unrealized appreciation             $       19,099
    Gross unrealized depreciation                    (1,041)
                                              --------------
    Net unrealized appreciation               $       18,058
                                              ==============


** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FNMA/GNMA Collateralized.

(d) FSA Insured.

(e) FGIC Insured.

(f) Prerefunded.

(g) Escrowed to maturity.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Radian Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:



                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA California Municipal Money Fund           924           $  26



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield California Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield California Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield California Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield California Fund, Inc.


Date:  March 20, 2006